Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Interest income (Note 13)
Loans	[1]	$ 8,170	$ 7,719	$ 7,976	$ 23,836	$ 23,957
Securities	[1]	2,333	2,230	2,260	6,666	6,830
Securities borrowed or purchased under resale agreements	[1]	1,425	1,203	1,307	3,892	4,038
Deposits with banks and other	[1]	454	453	546	1,395	1,842
Interest income	[1]	12,382	11,605	12,089	35,789	36,667
Interest expense (Note 13)
Deposits		5,723	5,337	6,090	16,629	19,106
Securities sold short		212	173	135	518	424
Securities lent or sold under repurchase agreements		1,746	1,559	1,619	4,918	4,897
Subordinated indebtedness		81	87	106	256	314
Other		113	104	91	308	289
Interest expense		7,875	7,260	8,041	22,629	25,030
Net interest income		4,507	4,345	4,048	13,160	11,637
Non-interest income
Underwriting and advisory fees		244	273	291	814	670
Deposit and payment fees		235	232	257	716	744
Credit fees		315	264	253	864	746
Card fees		97	83	105	292	307
Investment management and custodial fees		658	606	555	1,875	1,646
Mutual fund fees		567	531	493	1,656	1,499
Income from insurance activities, net		80	82	71	247	236
Commissions on securities transactions		176	163	132	499	394
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		1,251	1,170	859	3,803	3,017
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		37	33	(25)	112	(3)
Foreign exchange other than trading (FXOTT)		75	82	99	271	283
Income (loss) from equity-accounted associates and joint ventures		38	39	29	154	91
Other		88	103	87	309	290
Non-interest income		3,861	3,661	3,206	11,612	9,920
Total revenue		8,368	8,006	7,254	24,772	21,557
Provision for credit losses (Note 5)		564	605	559	1,737	1,737
Non-interest expenses
Employee compensation and benefits		2,680	2,551	2,377	7,868	6,909
Occupancy costs		216	206	204	634	607
Computer, software and office equipment		804	767	732	2,305	2,119
Communications		96	103	99	297	299
Advertising and business development		107	107	97	308	277
Professional fees		100	80	68	268	196
Business and capital taxes		29	27	30	88	93
Other (Note 12)		653	358	369	1,445	1,173
Non-interest expenses		4,685	4,199	3,976	13,213	11,673
Income before income taxes		3,119	3,202	2,719	9,822	8,147
Income taxes		710	737	623	1,848	1,873
Net income		2,409	2,465	2,096	7,974	6,274
Net income attributable to non-controlling interests		10	8	2	25	19
Preferred shareholders and other equity instrument holders		128	114	82	348	248
Common shareholders		2,271	2,343	2,012	7,601	6,007
Net income attributable to equity shareholders		$ 2,399	$ 2,457	$ 2,094	$ 7,949	$ 6,255
Earnings per share (EPS) (in dollars) (Note 11)
Basic		$ 2.49	$ 2.55	$ 2.16	$ 8.28	$ 6.41
Diluted		2.47	2.53	2.15	8.22	6.37
Dividends per common share (in dollars)		$ 1.07	$ 1.07	$ 0.97	$ 3.21	$ 2.91

[1]	Interest income included $11.3 billion for the quarter ended July 31, 2026 (April 30, 2026: $10.5 billion; July 31, 2025: $11.0 billion) and $32.6 billion for the nine months ended July 31, 2026 (July 31, 2025: $33.3 billion), calculated based on the effective interest rate method.